INTANGIBLES ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLES ASSETS	INTANGIBLE ASSETS

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2024	$2,457.9	$2,446.8	$287.8	$486.4	$4.1	$5,682.9
Additions	0.8	—	—	6.6	66.3	73.7
Disposal of subsidiary	(0.5)	—	—	(11.4)	—	(11.9)
Disposals	—	—	—	(12.8)		(12.8)
Transfers	—	—	—	16.1	(16.1)	—
Translation differences	(153.8)	(149.4)	(17.5)	(22.5)	(1.9)	(345.1)
Balance at December 31, 2024	$2,304.4	$2,297.4	$270.3	$462.4	$52.4	$5,386.9
Accumulated amortization and impairment losses at January 1, 2024	187.9	19.8	115.5	341.1	—	664.3
Amortization during the period	—	—	23.8	37.7	—	61.5
Disposal of subsidiary	—	—	—	(7.6)	—	(7.6)
Disposals	—	—	—	(11.7)	—	(11.7)
Translation differences	(11.2)	(1.5)	(7.2)	(17.5)	—	(37.4)
Balance at December 31, 2024	$176.7	$18.3	$132.1	$342.0	$—	$669.1

Total Balance at December 31, 2024	$2,127.7	$2,279.1	$138.2	$120.4	$52.4	$4,717.8

In millions	Goodwill	Trademarks	Customer relationship	Other intangibles	Intangible advances paid and development in progress	Total
Initial cost at January 1, 2023	$2,421.4	$2,413.6	$278.9	$465.2	$3.6	$5,582.7
Business combinations	1.3	—	—	—	—	1.3
Additions	—	—	—	7.5	5.1	12.7
Transfers	—	—	—	3.7	(4.5)	(0.8)
Translation differences	35.2	33.2	8.9	9.9	(0.1)	87.1
Balance at December 31, 2023	$2,457.9	$2,446.8	$287.8	$486.4	$4.1	$5,682.9
Accumulated amortization and impairment losses at January 1, 2023	179.0	19.1	88.2	298.0	—	584.4
Amortization during the period	—	—	23.8	37.6	—	61.4
Transfers	—	—	—	(1.9)	—	(1.9)
Translation differences	8.8	0.7	3.5	7.3	—	20.4
Balance at December 31, 2023	$187.9	$19.8	$115.5	$341.1	$—	$664.3

Total Balance at December 31, 2023	$2,270.0	$2,427.0	$172.3	$145.3	$4.1	$5,018.7
Other intangibles is primarily comprised of capitalized software.
The Company’s contractual commitments for the acquisition of intangible assets as of December 31, 2024 and December 31, 2023 were $18.7 million and $0.8 million, respectively. Refer to Note 19. Borrowings for details of assets pledged as security for liabilities.